Taxes	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

(a) Corporate Income Taxes

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company and subsidiaries in BVI are not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at a rate of 16.5%, and foreign-derived income is exempted from income tax.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax at a rate of 17.0%, and foreign-derived income is exempted from income tax.

Mainland China

Under the Enterprise Income Tax (“EIT”) Law of mainland China, enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in mainland China, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2025 to 2027 and it enjoys a preferential tax rate of 15%. JAJI (Shanghai), one of the Company’s operating subsidiaries in mainland China, was also recognized as qualified HNTEs since 2022. Its latest qualified periods are for 2025 to 2027 and it enjoys a preferential tax rate of 15%.

A qualified enterprise in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations may enjoy a reduced EIT rate of 15%. CLPS Hainan, a Company’s subsidiary in mainland China, was recognized as a qualified enterprise engaged in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations. It enjoys the reduced EIT rate of 15%.

(Loss) income before income taxes and share of (loss) income in equity investees

	For the year ended June 30
	2026	2025	2024
Mainland China	(7,367,640)	516,640	2,878,314
Non-mainland China	(4,787,559)	(5,592,254)	(4,721,679)
	(12,155,199)	(5,075,614)	(1,843,365)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the year ended June 30
	2025	2024
Mainland China statutory income tax rate	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(22.0)%	(56.5)%
Effect of tax rate changes on deferred taxes	5.3%	(8.9)%
Effect of mainland China preferential tax rate and tax relief	(1.7)%	(27.0)%
Tax exempt income	1.4%	1.6%
Research and development credits	28.2%	96.6%
Business insurance	(2.5)%	(5.7)%
Late payment interest	(5.0)%	(20.0)%
Withholding tax	-%	(4.7)%
Depreciation and amortization	-%	(2.2)%
Investment gain/loss	-%	(2.3)%
Statutory income/expense	(0.5)%	3.9%
Intercompany transfers	(14.6)%	(10.9)%
Change in valuation allowances	(30.0)%	3.6%
Goodwill impairment	(1.3)%	-%
Others	(0.9)%	(1.2)%
Effective tax rate	(18.6)%	(8.7)%

The following table reconciles the statutory rate to the Company’s effective tax rate: (continued)

	As of June 30,2026
	USD	Percent
Mainland China statutory income tax rate	(3,038,800)	25.0%
Cross border	-	-%
Change in valuation allowances	2,125,638	(17.5)%
Nontaxable or nondeductible items	172,726	(1.4)%
Changes in unrecognized tax benefits	(577,077)	4.7%
Foreign tax effects
Singapore
Goodwill impairment	244,083	(2.0)%
Others	93,246	(0.8)%
Hong Kong	162,256	(1.3)%
BVI
Statutory tax rate difference between BVI and China	214,915	(1.8)%
Cayman
Statutory tax rate difference between Cayman and China	743,375	(6.1)%
Other foreign jurisdictions	(40,318)	0.3%
Other adjustments
Research and development credits	(1,530,153)	12.6%
Statutory income/expense	577,077	(4.7)%
Effect of tax rate changes on deferred taxes	(1,222,004)	10.1%
Effect of mainland China preferential tax rate and tax relief	1,238,972	(10.2)%
Intercompany transfers	739,833	(6.1)%
Late payment interest	329,931	(2.7)%
Others	(16,761)	0.1%
Income tax expenses	216,939	(1.8)%

The provision (benefit) for income tax consists of the following:

	For the year ended June 30
	2026	2025	2024
Current income tax	244,336	463,191	878,404
Deferred income tax	(27,397)	484,338	(717,679)
Total provision for income tax expenses	216,939	947,529	160,725

As of June 30, 2026, the Company had net operating loss carry forwards of approximately $13,750,826, from the Company’s subsidiaries of mainland China, which will expire between 2026 and 2036 if not utilized.

As of June 30, 2026, the Company had net operating loss carry forwards of approximately $3,001,315 and $2,422,776 from its operations in Singapore and Hong Kong, respectively. The net operating losses in Singapore and Hong Kong will be carried forward indefinitely.

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2026	2025
Deferred tax assets:
Net operating loss carry forwards	3,822,774	2,188,458
Accrued expenses	13,110	36,094
Lease liabilities	531,036	840,258
Share of investee’s loss	27,963	33,764
Unrealized gains and losses for internal related parties	119,999	145,804
Provision for credit losses	665,151	168,227
Impairment of deferred contract costs	277,286	-
Others	38,801	7,259
Valuation allowances	(4,856,865)	(2,495,112)
Total deferred tax assets	639,255	924,752

Deferred tax liabilities:
ROU assets	493,954	758,483
Intangible assets	290,210	344,139
Total deferred tax liabilities	784,164	1,102,622

Net deferred tax assets	59,691	73,942
Net deferred tax liabilities	204,600	251,812

As of June 30, 2026 and 2025, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future.

For the years ended June 30, 2026, 2025 and 2024, the Company accrued dividend distribution withholding tax for the remittance of earnings from subsidiaries in mainland China to offshore entities of nil, nil, and $147,982, respectively. As of June 30, 2026 and 2025, the Company intended to permanently reinvest the remaining undistributed earnings from subsidiaries of mainland China to fund future operations and thus nil and nil deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in mainland China.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. Unrecognized tax benefits were presented in “other non-current liabilities” in the consolidated balance sheets. As of June 30, 2026, 2025　and 2024, the Company had unrecognized tax benefits of $4,604,263, $3,880,945, and $2,780,674, respectively, of which $2,562,138, $2,685,639 and $2,649,114 are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheet. As of June 30, 2026, 2025 and 2024, $2,594,061, $2,685,639 and $2,759,465 of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate. The Company recorded interests of $353,561 and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2026, interests of $264,789 and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2025, and $368,123 interests and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2024, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2026	2025	2024
Balance at July 1	3,880,945	2,780,674	2,442,085
Increase	1,215,792	1,072,205	518,179
Decrease	(708,484)	(15,103)	(172,682)
Foreign currency translation adjustment	216,010	43,169	(6,908)
Balance at June 30	4,604,263	3,880,945	2,780,674

As of June 30, 2026, the open tax years for mainland China ranges from calendar year 2021 to calendar year 2026.

(b) Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2026	2025

VAT payable	1,277,802	908,992
Corporate income tax payable	372,261	113,840
Withholding tax payable	454,699	390,640
Disability insurance fund payable	759,004	971,516
Other tax payables	97,426	78,718
Total tax payables	2,961,192	2,463,706